Adoption of IFRS 16 Leases (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Summary of Differences Between Operating Lease Commitments Disclosed Under Prior Standard and Additional Lease Liabilities Recognised at Date of Initial Application
The reconciliation of differences between the operating lease commitments disclosed under the prior standard and the additional lease liabilities recognised on the balance sheet at January 1, 2019 is as follows:

Lease liabilities reconciliation	$ million
Undiscounted future minimum lease payments under operating leases at December 31, 2018	24,219
Impact of discounting	(5,167)
Leases not yet commenced at January 1, 2019	(2,586)
Short-term leases	(277)
Long-term leases expiring before December 31, 2019	(192)
Other reconciling items (net)	40
Additional lease liability at January 1, 2019	16,037
Finance lease liability at December 31, 2018	14,026
Total lease liability at January 1, 2019	30,063

Summary of Initial Application of IFRS 16
The detailed impact on the balance sheet at January 1, 2019, is as follows:

Consolidated Balance Sheet	$ million
	Dec 31, 2018	IFRS 16 impact	Jan 1, 2019
Assets
Non-current assets
Intangible assets	23,586	—	23,586
Property, plant and equipment	223,175	15,558	238,733
Joint ventures and associates	25,329	—	25,329
Investments in securities	3,074	—	3,074
Deferred tax	12,097	—	12,097
Retirement benefits	6,051	—	6,051
Trade and other receivables [A]	7,826	(814)	7,012
Derivative financial instruments	574	—	574
	301,712	14,744	316,456
Current assets
Inventories	21,117	—	21,117
Trade and other receivables	42,431	69	42,500
Derivative financial instruments	7,193	—	7,193
Cash and cash equivalents	26,741	—	26,741
	97,482	69	97,551
Total assets	399,194	14,813	414,007
Liabilities
Non-current liabilities
Debt	66,690	13,125	79,815
Trade and other payables [B]	2,735	(540)	2,195
Derivative financial instruments	1,399	—	1,399
Deferred tax	14,837	—	14,837
Retirement benefits	11,653	—	11,653
Decommissioning and other provisions [C]	21,533	(347)	21,186
	118,847	12,238	131,085
Current liabilities
Debt	10,134	2,912	13,046
Trade and other payables	48,888	(23)	48,865
Derivative financial instruments	7,184	—	7,184
Taxes payable	7,497	—	7,497
Retirement benefits	451	—	451
Decommissioning and other provisions [C]	3,659	(318)	3,341
	77,813	2,571	80,384
Total liabilities	196,660	14,809	211,469
Equity
Share capital	685	—	685
Shares held in trust	(1,260)	—	(1,260)
Other reserves	16,615	—	16,615
Retained earnings	182,606	4	182,610
Equity attributable to Royal Dutch Shell plc shareholders	198,646	4	198,650
Non-controlling interest	3,888	—	3,888
Total equity	202,534	4	202,538
Total liabilities and equity	399,194	14,813	414,007
[A] Mainly in respect of pre-paid leases.
[B] Mainly related to operating lease contracts that were measured at fair value under IFRS 3 Business Combinations following the acquisition of BG in 2016.
[C] Mainly in respect of onerous contracts.